Interest in joint venture	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Interest in joint venture
The Company is invested in a joint venture company, Overland ADCT BioPharma, with Overland Pharmaceuticals (“Overland”), to develop and commercialize one of the Company’s ADC products, ZYNLONTA, and three of the Company’s ADC product candidates, ADCT-601, ADCT-602 and ADCT-901, in greater China and Singapore. The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of June 30, 2023 and 2022, respectively.

(in KUSD)
Interest in joint venture
January 1, 2023	31,152
Share of comprehensive loss in joint venture	(2,830)
June 30, 2023	28,322

January 1, 2022	41,236
Share of comprehensive loss in joint venture	(4,419)
June 30, 2022	36,817
As of June 30, 2023, the deferred gain of USD 23.5 million arising from the Company’s contribution for its equity investment in the joint venture remained unchanged from December 31, 2022. The Company’s carrying value of its investment in a joint venture increases or decreases in relation to the Company’s proportionate share of comprehensive income or loss of the joint venture. When the Company’s share of losses of a joint venture exceeds the Company’s interest in that joint venture less the carrying value of the deferred gain described above, the Company ceases to recognize its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture.
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	June 30, 2023	December 31, 2022
Cash and cash equivalents	11,033	19,261
Prepaid and other current assets	218	2
Intangible assets	49,249	49,249
Total liabilities	(2,493)	(3,062)
Net assets	58,007	65,450

Summarized Statement of Comprehensive Loss	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Loss from operations	3,021	4,576	5,528	9,367
Other expense (income)	(1,457)	(662)	(1,183)	(704)
Other comprehensive loss (income)	908	—	1,431	—
Total comprehensive loss	2,472	3,914	5,776	8,663